Basis of Condensed Consolidated Financial Statements - Narrative (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net decrease (increase) in collateral for derivative transactions	¥ 409,188	¥ (755,572)
Net adjustment in loans	(128,874,559)		¥ (126,553,342)
Call loans, funds sold, and receivables under resale agreements	(19,876,746)		(20,562,358)
Deposits	244,890,984		247,136,000
Call money, funds purchased, and payables under repurchase agreements	(42,667,578)		(40,784,623)
Due to trust account and other short-term borrowings	27,579,111		15,801,323
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net decrease (increase) in collateral for derivative transactions	44,622	¥ (18,343)
Net adjustment in loans	214,790		16,932
Call loans, funds sold, and receivables under resale agreements	328,578		(328,445)
Deposits	766,141		718,616
Call money, funds purchased, and payables under repurchase agreements	117,990		20,298
Due to trust account and other short-term borrowings	¥ 224,595		¥ 4,376